Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements

8.    Fair Value Measurements

Fair value is measured based on an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions market participants would use in pricing an asset or liability. Assets and liabilities measured at fair value are based on a market valuation approach using prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. As a basis for considering such assumptions, a three-tiered fair value hierarchy is established, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets that are observable, either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions. Management determined that the fair value of each Sponsor Warrant is similar to that of a Public Warrant, with adjustments for implied volatility for the Company after the Business Combination is completed. Accordingly, at June 30, 2021 the Public Warrants are classified as Level 1 financial instruments and the Sponsor Warrants were classified as Level 3 financial instruments.

The following table presents the Company’s assets and liabilities that are measured at fair value and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Fair Value measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Cash and Marketable Securities Held in Trust	$500,010,358	$—	$—	$500,010,358
Warrant derivative liability
Public Warrants	$45,000,000	$—	$—	$45,000,000
Sponsor Warrants	—	—	29,840,000	29,840,000
Total Warrant derivative liability	$45,000,000	$—	$29,840,000	$74,840,000

	Fair Value measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash and Marketable Securities Held in Trust	$500,078,624	$—	$—	$500,078,624
Warrant derivative liability
Public Warrants	$37,000,000	$—	$—	$37,000,000
Sponsor Warrants	—	18,720,000	—	18,720,000
Total Warrant derivative liability	$37,000,000	$18,720,000	$—	$55,720,000

The following is a summary of changes in fair value of our warrant derivative liability categorized within the Level 3 hierarchy as of June 30, 2021:

Level 3 Derivative
December 31, 2020	$—
Transfer into Level 3	18,720,000
Loss on derivative liability	960,000
Balance March 31, 2021	$19,680,000
Loss on derivative liability	10,160,000
Balance June 30, 2021	$29,840,000

9.    Fair Value Measurements

Fair value is measured based on an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions market participants would use in pricing an asset or liability. Assets and liabilities measured at fair value are based on a market valuation approach using prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. As a basis for considering such assumptions, a three-tiered fair value hierarchy is established, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets that are observable, either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions. Management determined that the fair value of each Sponsor Warrant is the same as that of a Public Warrant, with an insignificant adjustment for short-term marketability restrictions. Accordingly, at December 31, 2020 the Public Warrants are classified as Level 1 financial instruments and the Sponsor Warrants are classified as Level 2 financial instruments.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Fair Value measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash and Marketable Securities Held in Trust	$500,078,624	$—	$—	$500,078,624
Warrant derivative liability
Public Warrants	$37,000,000	$—	$—	$37,000,000
Sponsor Warrants	—	18,720,000	—	18,720,000
Total Warrant derivative liability	$37,000,000	$18,720,000	$—	$55,720,000

The Company determined on the date of the Public Offering, October 14, 2020, the initial value of its Public Warrants and Sponsor Warrants to be $18,830,000 and $9,200,000, respectively. The Public Warrants were valued using the Monte Carlo method and the Sponsor Warrants were valued using the Black-Scholes-Merton model. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs. Key assumptions included (1) 0.38% risk-free interest rate, (2) unit price of $9.96 (3) common stock price of $9.58 (4) expected term of 0.75 year (5) volatility of 19.0% and (6) zero expected dividends. Based on these assumptions, the initial fair value was $1.13 per Public Warrant and $1.15 per Sponsor Warrant. On November 27, 2020 the Public Warrants began trading on the on NASDAQ under the symbol “LCYAW”. Because quoted prices in an active market could be established (Level 1 Fair Value), the Company transferred all of the Public and Sponsor Warrants out of Level 3 and into Levels 1 and 2 respectively.